Income Tax Expense	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Income Tax Expense
24.	INCOME TAX EXPENSE
The components of income tax expense for the years ended March 31, 2024 and March 31, 2023 are as follows:

Year ended,	March 31, 2024	March 31, 2023

Income tax expense (recovery) recognized in net income:

Current tax expense	$38.5	$89.6

Deferred income tax expense (recovery)	1.2	(12.0)

	$39.7	$77.6

Income taxes in the consolidated statements of net income for the years ended March 31, 2024 and March 31, 2023 vary from amounts that would be computed by applying statutory income tax rates for the following reason:

Year ended,	March 31, 2024	March 31, 2023

Income before income taxes	$144.9	$376.1

Income tax expense based on the applicable tax rate of 25%	$36.2	$94.0

Add / (deduct):

Non-deductible post-employment benefits payments	3.4	3.3

Non-deductible pension contributions	3.4	0.9

Non-deductible accretion of financial obligations	1.8	0.8

Adjustment in respect of prior years	(1.7)	(1.3)

Changes in fair value of warrant liability	(3.1)	(12.3)

Changes in fair value of earnout liability	-	(1.7)

Changes in fair value of share-based payment liability	0.3	(3.3)

Other	(0.6)	(2.8)

Income tax expense	$39.7	$77.6

The applicable tax rate is the aggregate of the Canadian federal income tax rate of 15.0% and the Canadian provincial income tax rate of 10.0%.

The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income for the year ended March 31, 2024 are as follows:

	Balance at March 31, 2023	Movements in:			Balance at March 31, 2024
		Net Income	Foreign Exchange	Other Comprehensive Income

Accounting reserves	$2.2	$(0.9)	$-	$-	$1.3

Inventory reserve	(0.1)	(1.8)	-	-	(1.9)

Defined benefit pension - past service costs (Note 20)	12.6	-	-	-	12.6

Other post-employment benefits - past service costs (Note 21)	1.0	-	-	-	1.0

Capital tax loss carryforward	2.1	-	-	-	2.1

Property, plant and equipment and intangible assets	(150.9)	10.7	(0.3)	-	(140.5)

Unrealized exchange loss (gain) on US dollar debt	(0.3)	0.2	-	-	(0.1)

Governmental loans benefit	(18.4)	(10.6)	0.1	-	(28.9)

Financing expenses	0.5	0.4	-	-	0.9

Deferred revenue	51.5	(1.3)	0.1	-	50.3

SRED expenditures	(0.1)	-	-	-	(0.1)

Transaction costs	3.9	(1.3)	-	-	2.6

Unrealized loss on cash flow hedges	-	1.5	-	-	1.5

Realized exchanged loss on governmental loans	-	0.4	-	-	0.4

Share-based payment compensation	-	1.8	-	-	1.8

Other	(0.7)	(0.3)	-	-	(1.0)

	$(96.7)	$(1.2)	$(0.1)	$-	$(98.0)

The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income for the year ended March 31, 2023 are as follows:

	Balance at March 31, 2022	Movements in:			Balance at March 31, 2023
		Net Income	Foreign Exchange	Other Comprehensive Income

Accounting reserves	$2.6	$(0.3)	$(0.1)	$-	$2.2

Inventory reserve	(3.5)	3.2	0.2	-	(0.1)

Defined benefit pension - past service costs (Note 20)	-	12.2	0.4	-	12.6

Other post-employment benefits - past service costs (Note 21)	-	1.0	-	-	1.0

Capital tax loss carryforward	1.9	-	0.2	-	2.1

Property, plant and equipment and intangible assets	(144.4)	5.3	(11.8)	-	(150.9)

Unrealized exchange loss (gain) on US dollar debt	0.9	(1.2)	-	-	(0.3)

Governmental loans benefit	(10.3)	(7.0)	(1.1)	-	(18.4)

Financing expenses	-	0.5	-	-	0.5

Deferred revenue	48.7	(1.2)	4.0	-	51.5

SRED expenditures	(0.1)	-	-	-	(0.1)

Transaction costs	5.1	(1.6)	0.4	-	3.9

Unrealized loss on cash flow hedges	6.5	1.4	(0.1)	(7.8)	-

Other	(0.3)	(0.3)	(0.1)	-	(0.7)

	$(92.9)	$12.0	$(8.0)	$(7.8)	$(96.7)